LOANS PAYABLE	9 Months Ended
Aug. 31, 2022
Loans Payable
LOANS PAYABLE

16.	LOANS PAYABLE

A summary of loans payable balances and transactions is as follows:

	Credit Facility	Related Parties	Total
	$	$	$
Balance, November 30, 2020	493,087	-	493,087
Repayment - shares	(498,329)	-	(498,329)
Net exchange differences	5,242	-	5,242
Balance, November 30, 2021	-	-	-
Advance	-	138,150	138,150
Interest expense	-	10,559	10,559
Balance, August 31, 2022	-	148,709	148,709

Credit facility

In fiscal 2016 a CAD$2,500,000 Credit facility was secured by assets of the Company under a general security agreement with a due date of November 30, 2018 and an interest rate of 14.4% per annum. A fee of CAD$60,000 was settled through the issuance of shares during the year ended November 30, 2017. The Company repaid CAD$1,750,000 of principal and CAD$147,945 of interest during the year ended November 30, 2017.

In June 2018, a new lender acquired the remaining $563,850 (CAD$750,000) loan and under new terms, the loan was due on August 20, 2018. The new lender obtained a Limited Power of Attorney over the Company’s 49% interest in Waterproof (“Waterproof POA”). In December 2018, the lender registered a general security agreement over all the Company’s current and future assets.

In November 2019, the new lender signed a Forebearance Agreement which extended the maturity date of the loan to November 30, 2020 and required the Company to make quarterly payments of CAD$250,000 commencing on March 31, 2020 until the principal and interest on the loan have been paid in full. In accordance with the Forbearance Agreement, the Company issued 215,000 treasury shares of the Company as security for the loan which will be transferred to the lender upon any default of the loan. Additionally, the new lender released the Waterproof POA and amended their general security agreement to exclude the Company’s investment in Waterproof. In March 2020, the new lender provided an extension allowing the delay of the quarterly payments to commence June 30, 2020.

During the year ended November 30, 2020, the Company repaid a further $385,650 (CAD$500,000) for this loan of which $85,388 (CAD$110,707) was applied to the principal and $300,262 (CAD$389,293) was applied to the outstanding interest. As at November 30, 2020, interest of $5,447 remained outstanding and was included in accounts payable and accrued liabilities.

In February 2021, the new lender agreed to accept the 215,000 treasury shares held as security as full and final payment of the Forbearance Agreement (Note 19). Accordingly, the transfer of the 215,000 treasury shares resulted in a gain on debt settlement of $37,359 as the treasury shares were valued at $479,450 on the date of issuance to settle the outstanding principal of $498,329 and interest of $18,481.

Related parties

a)	On August 29, 2022, the CEO of the Company advanced $38,150 (CAD$50,000) to the Company which bears interest at 12% per annum and is due on demand.

b)	On August 15, 2022, a director of IndieFlix advanced $100,000 to IndieFlix which bears interest at 12% per annum, includes a 10% guaranteed loan fee, and is due December 15, 2022. If the Company does not repay the loan by the maturity date, the loan will be subject to an additional 10% guaranteed loan fee and the interest rate will increase to 24% per annum.